Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right-of-Use Assets

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Initial recognition of IFRS 16		414,866	95,884	1,422	512,172
Transfer from property and equipment		-	29,316	-	29,316
Other additions		22,287	41,041	351	63,679
Additions through business combinations	5	8,916	2,123	-	11,039
Derecognition*		(35,299)	(10,388)	(10)	(45,697)
Effect of movements in exchange rates		19,327	6,114	70	25,511
Balance at December 31, 2019		430,097	164,090	1,833	596,020
Other additions		18,869	30,353	1,003	50,225
Additions through business combinations	5	13,716	26,497	-	40,213
Derecognition*		(18,524)	(32,111)	(589)	(51,224)
Effect of movements in exchange rates		7,948	2,335	43	10,326
Balance at December 31, 2020		452,106	191,164	2,290	645,560

Depreciation
Initial recognition of IFRS 16		152,052	37,493	528	190,073
Transfer from property and equipment		-	9,910	-	9,910
Depreciation		50,697	26,128	501	77,326
Derecognition*		(16,953)	(8,817)	(1)	(25,771)
Effect of movements in exchange rates		7,888	2,439	(13)	10,314
Balance at December 31, 2019		193,684	67,153	1,015	261,852
Depreciation		48,628	31,247	621	80,496
Derecognition*		(14,573)	(25,371)	(428)	(40,372)
Effect of movements in exchange rates		4,802	1,474	23	6,299
Balance at December 31, 2020		232,541	74,503	1,231	308,275

Net carrying amounts
At December 31, 2019		236,413	96,937	818	334,168
At December 31, 2020		219,565	116,661	1,059	337,285

* Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.